Income taxes (Details 5) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits at beginning of year	CAD 27	CAD 35	CAD 30
Increases for: [Abstract]
Tax positions related to the current year	16	4	3
Tax positions related to prior years	24	8	3
Decreases for: [Abstract]
Settlements	(2)	(14)	0
Lapse of the applicable statute of limitations	(4)	(6)	(1)
Gross unrecognized tax benefits at end of year	61	27	35
Adjustments to reflect tax treaties and other arrangements	(7)	(8)	(6)
Net unrecognized tax benefits at end of year	CAD 54	CAD 19	CAD 29